--------------------------------------------
COLONIAL TAX-EXEMPT FUND   SEMIANNUAL REPORT
--------------------------------------------

MAY 31, 1999




                         -------------------------------
                           NOT FDIC   May Lose Value
                            Insured   No Bank Guarantee
                         -------------------------------

--------------------------------------------------------------------------------
COLONIAL TAX-EXEMPT FUND
--------------------------------------------------------------------------------

PRESIDENT'S MESSAGE

[Photo of Stephen E. Gibson]

Dear Shareholder:
During the six months ended May 31, 1999, the bond market experienced considerable volatility. In early December 1998, continued fears of a global recession resulted in a flight to quality that benefited bond performance. Treasury securities, considered the safest bond investments, were the top performers, but municipal bonds also posted solid returns. By the end of May 1999, several events reversed the trend. Global economies stabilized, and strong U.S. economic growth in the last quarter of 1998 and the first quarter of 1999 renewed investors' inflation fears. Bond prices declined, driving interest rates up across the board. Fortunately, municipal bonds were not hit as hard as Treasurys on the way down.

Although the past six months presented a difficult environment for the bond market, the Fund outperformed its peer group average, extending its one-, three- and five-year track record in the top half of its Lipper category.(1) While past performance cannot predict future results, it is important to keep a long-term perspective when making investment decisions.

The following report will provide you with more specific information about your Fund's performance and the strategies employed during the period. As always, we thank you for choosing Colonial Tax-Exempt Fund and for giving us the opportunity to serve your investment needs.

    Respectfully,

/s/ Stephen E. Gibson

    Stephen E. Gibson
    President
    July 15, 1999

TABLE OF CONTENTS

1   HIGHLIGHTS

2   PORTFOLIO MANAGERS' REPORT

3   PERFORMANCE

4   PORTFOLIO OF INVESTMENTS

21  FINANCIAL STATEMENTS

23  NOTES TO FINANCIAL STATEMENTS

25  FINANCIAL HIGHLIGHTS

(1) Source: Lipper, Inc. Lipper rankings are based on the Lipper General Municipal Debt Funds category. The Fund's Class A shares ranked in the second quartile for six months (115 out of 262 funds), in the first quartile for one year (17 out of 260 funds), in the first quartile for three years (48 out of 202 funds), in the second quartile for five years (57 out of 153 funds) and in the third quartile for ten years (49 out of 76 funds). Rankings do not include sales charges. Performance for different share classes will vary with fees associated with each class. Past performance cannot predict future results.

Because market and economic conditions change frequently, there can be no assurance that the trends discussed above or on the following pages will continue or come to pass.

--------------------------------------------------------------------------------
HIGHLIGHTS
--------------------------------------------------------------------------------

O  BOND MARKET CONDITIONS WERE CHALLENGING.

   Long-term interest rates rose almost a full percentage point between December and May in response to renewed concern about the economy's strength and fears of potentially higher inflation. As yields rose, bond prices fell.

O  MUNICIPAL BONDS OUTPERFORMED TREASURYS AS INTEREST RATES ROSE.

   Within the tax-exempt market, bond prices moved in sync with the Treasury market during the past six months. While tax-exempt bonds gained less ground than Treasurys early on when interest rates were falling, municipal bonds outperformed the Treasury sector later in the period, losing less of their principal value as interest rates rose.

O MARKET'S ANTICIPATION OF HIGHER INTEREST RATES WAS REFLECTED IN LOWER BOND PRICES.

   In May, Federal Reserve Board policy makers prepared investors for a rate increase later this year by switching from a neutral stance to one biased towards raising rates in the future. Bond prices fell in response and remained weak through the end of the period.

                      COLONIAL TAX-EXEMPT FUND OUTPERFORMED
                   LIPPER GENERAL MUNICIPAL DEBT FUNDS AVERAGE
                   Cumulative Total Returns 11/30/99 - 5/31/99
                               for Class A shares

               Colonial Tax-Exempt Fund                      0.17%
               Lipper General Municipal Debt Funds           0.10%

       SIX-MONTH CUMULATIVE TOTAL RETURNS FOR THE PERIOD ENDED 5/31/99(1)

                                                      POP or
                                       NAV            w/CDSC
                    Class A           0.17%          (4.59)%
                    ----------------------------------------
                    Class B          (0.21)%         (5.01)%
                    ----------------------------------------
                    Class C(2)       (0.13)%         (1.09)%
                    ----------------------------------------

                    NET ASSET VALUE PER SHARE ON 5/31/99

                                      NAV            POP
                    Class A         $13.54          $14.22
                    ----------------------------------------
                    Class B         $13.54          $13.54
                    ----------------------------------------
                    Class C         $13.54          $13.54
                    ----------------------------------------

                    LAST SIX MONTHS' DECLARATIONS(3)

                    Class A                         $0.595
                    ----------------------------------------
                    Class B                         $0.543
                    ----------------------------------------
                    Class C                         $0.553
                    ----------------------------------------

(1) Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges (CDSC). Public offering price (POP) returns include the maximum sales charge of 4.75% for Class A shares. The CDSC returns reflect the maximum applicable charges for six months of 5% for Class B shares and 1% for Class C shares.

(2) Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

(3) A portion of the Fund's income may be subject to the alternative minimum tax. The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income, and is taxable when distributed.

The Fund's returns are compared to the Lipper General Municipal Debt category. Lipper, Inc., a widely respected data provider in the industry, calculates both average total returns and peer group performance rankings for mutual funds with similar investment objectives to the Fund. Performance for all other share classes will vary.

SEMIANNUAL REPORT: COLONIAL TAX-EXEMPT FUND

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

STRATEGY ADJUSTED TO RESPOND TO CHANGING MARKET CONDITIONS
We made several shifts in the Fund's investment strategy during the past six months. First, we reduced the portfolio's interest rate sensitivity in response to numerous reports detailing the economy's strength. Since those reports raised concerns about inflation and potentially higher interest rates -- both negative conditions for fixed-income investments -- we structured the Fund to be less sensitive to interest rate changes. Second, we took advantage of widening credit spreads, or the difference in yields between higher- and lower-quality securities. In many cases, we felt that higher yields and lower prices did not reflect the strengths of the underlying businesses. We invested selectively in fundamentally sound, higher yielding bonds that provided the Fund with attractive current income and price appreciation potential.

FUND'S PERFORMANCE REFLECTS STRATEGY
The Fund generated a six-month total return of 0.17% for Class A shares, based on net asset value, modestly outperforming the average return of funds in the Lipper General Municipal Debt category, which was 0.10% for the same period. Because we structured the portfolio to be less sensitive to interest rate changes, rising interest rates did not significantly affect relative performance during the period. However, other factors combined to support the Fund's performance. First, the portfolio's holdings of higher-coupon, lower-rated bonds performed well. Second, a number of the Fund's housing bonds performed well. Multi-family housing bonds outperformed many market sectors when interest rates began rising. Housing issues typically perform best in weak market environments because real estate owners are less likely to refinance and prepay their mortgages. In addition, many of these issues benefited from strong regional real estate markets -- healthy demand and high occupancy levels supported higher rents and increased cash flows for project owners.

INVESTMENT ACTIVITY FOCUSED ON OPPORTUNISTIC PURCHASES
We took advantage of widening credit spreads to invest selectively in well-managed high-yield companies with good growth prospects that have generated strong cash flows and operate in attractive markets or service areas. These investments included industrial revenue bonds, where repayment is backed by the operations of a U.S. corporation. In addition, we took advantage of weak pricing for bonds that have the potential to outperform when interest rates fall, including non-callable bonds and zero-coupon bonds.

POSITIVE LONG-TERM MARKET OUTLOOK
We have a favorable long-term market outlook. Although we expect continued interest rate volatility over the next several months as additional economic reports are released, we regard the Federal Reserve Board's bias towards raising short-term rates favorably. Although the market's initial reaction has been negative, we believe that over a longer period, the Board's proactive move will reduce the economy's growth rate and keep inflation in check, creating a more positive investment environment for fixed-income securities.


/s/ William Loring                  /s/ Brian Hartford


WILLIAM LORING and BRIAN HARTFORD are portfolio co-managers of Colonial Tax-Exempt Fund and are senior vice presidents of Colonial Management Associates, Inc.


                    SEC YIELDS ON 5/31/99

                    Class A                           4.29%
                    ----------------------------------------
                    Class B                           3.75%
                    ----------------------------------------
                    Class C                           3.90%
                    ----------------------------------------

The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price per share. If the Advisor or its affiliates had not waived certain Fund expenses, the SEC yield would have 3.74% for Class C shares.

                    TAXABLE-EQUIVALENT SEC YIELDS ON 5/31/99

                    Class A                           7.10%
                    ----------------------------------------
                    Class B                           6.21%
                    ----------------------------------------
                    Class C                           6.46%
                    ----------------------------------------

Taxable-equivalent SEC yields are based on the maximum federal income tax rate of 39.6%. This tax rate does not reflect the phase out of exemptions or the reduction of otherwise allowable deductions which occur when Adjusted Gross Income exceeds certain levels.

HELD
HOUSING BONDS

A number of the Fund's housing investments, including apartment complexes in Tennessee (The Landings Apartments), Virginia (Courthouse Commons) and Texas (Driftwood Apartments), moved up in price. Collectively, these bonds represented 0.28% of net assets.

                    QUALITY BREAKDOWN AS OF 5/31/99
                    AAA                               60.0%
                    ----------------------------------------
                    AA                                10.8%
                    ----------------------------------------
                    A                                  5.6%
                    ----------------------------------------
                    BBB                                6.7%
                    ----------------------------------------
                    BB                                 0.7%
                    ----------------------------------------
                    B                                  0.3%
                    ----------------------------------------
                    Non-rated                         14.8%
                    ----------------------------------------
                    Cash equivalents                   1.1%
                    ----------------------------------------

                    MATURITY BREAKDOWN AS OF 5/31/99

                    0-1 year                           0.1%
                    ----------------------------------------
                    1-3 years                          2.2%
                    ----------------------------------------
                    3-5                                3.2%
                    ----------------------------------------
                    5-7                                1.5%
                    ----------------------------------------
                    7-10                               2.6%
                    ----------------------------------------
                    10-15                             25.4%
                    ----------------------------------------
                    15-20                             22.9%
                    ----------------------------------------
                    20-25                             26.5%
                    ----------------------------------------
                    25+                               14.5%
                    ----------------------------------------
                    Cash equivalents                   1.1%
                    ----------------------------------------

Quality and maturity breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdowns represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's, Moody's or Fitch.

Maturity breakdown is based on each security's effective maturity, which reflects pre-refundings, mandatory puts and other conditions that affect a bond's maturity.

Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these quality and maturity breakdowns in the future.

BOUGHT
INDUSTRIAL REVENUE BONDS
Entergy Corp.(0.54% of net assets) operates electric utilities in Texas, Louisiana and Mississippi. Imperial Holly Corp. (0.35% of net assets) is one of the largest sugar processors in the U.S. AEI Resources (0.28% of net assets) is the parent company of Zeigler Coal, a major domestic coal producer.


--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/99

Share Class                 A                   B                    C
Inception                11/21/78             5/5/92               8/1/97
-------------------------------------------------------------------------------
                       NAV       POP       NAV      w/CDSC      NAV      w/CDSC
-------------------------------------------------------------------------------
1 year                 4.23%   (0.72)%     3.43%    (1.43)%    3.59%     2.61%
-------------------------------------------------------------------------------
5 years                6.69     5.66       5.89      5.57      6.45      6.45
-------------------------------------------------------------------------------
10 years               6.97     6.45       6.41      6.41      6.85      6.85
-------------------------------------------------------------------------------

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges (CDSC). Public offering price (POP) returns include the maximum sales charge of 4.75% for Class A shares. The CDSC returns reflect the maximum applicable charges of 5% for one year and 2% for five years for Class B shares and 1% for one year for Class C shares.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class B and Class C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for periods prior to the inception of the newer class shares would have been lower.

------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
------------------------------------------------------------------------------------------------
May 31, 1999 (Unaudited)
(In thousands)

MUNICIPAL BONDS - 98.3%                                                  PAR            VALUE
------------------------------------------------------------------------------------------------
EDUCATION - 2.0%
EDUCATION - 1.9%
AL Alabama Agricultural & Mechanical University,
  Series 1988,
  5.375% 11/1/21                                                        $ 10,370      $   10,468
AL State University Revenue, Auburn University,
  7.000% 6/1/11                                                            1,000           1,074
IL State Educational Facilities Authority, Midwestern University,
  Series 1998 B,
  5.250% 5/15/13                                                           4,615           4,642
IN Purdue University,
  Series N,
  5.500% 7/1/12                                                            1,000           1,052
MA Health and Educational Facilities Authority, Amherst College,
  Series E,
  6.750% 11/1/15                                                           1,000           1,087
MA State Development Finance Agency, Boston University,
  Series 1999 P,
  5.450% 5/15/59                                                           3,710           3,633
MA State Industrial Finance Agency, Tabor Academy,
  Series 1998,
  5.400% 12/1/28                                                           1,535           1,493
MN Victoria, Holy Family Catholic High School,
  Series 1999 A,
  5.850% 9/1/24 (a)                                                        2,250           2,250
NY State Dormitory Authority, New York University,
  Series 1998 A,
  5.750% 7/1/27                                                            6,290           6,847
PA State Higher Educational Facilities Authority, University of
  Pennsylvania,
  Series 1998,
  4.500% 7/15/21                                                           5,000           4,470
PA State Higher Educational Facilities Authority, Thomas Jefferson
  University,
  Series 1999 A:
  5.375% 7/1/11 (a)                                                        3,355           3,497
  5.375% 7/1/12 (a)                                                        3,530           3,659
PA State Public School Building Authority, Community College
  Project,
  Series Q,
  5.250% 10/15/13                                                          1,270           1,302
WI State Health & Educational Facilities Authority, Marquette
  University,
  Series 1998,
  5.250% 6/1/13                                                            5,720           5,845
                                                                                      ----------
                                                                                          51,319
                                                                                      ----------
STUDENT LOANS - 0.1%
LA State Public Facility Authority,
  Series A,
  6.750% 9/1/06 (b)                                                        1,545           1,633
VT State Student Assistance Financing Program,
  Series B,
  6.700% 12/15/12                                                          2,000           2,162
                                                                                      ----------
                                                                                           3,795
                                                                                      ----------
------------------------------------------------------------------------------------------------
HEALTHCARE - 12.8%
CONGREGATE CARE RETIREMENT - 0.1%
NH State Higher Educational & Health Facilities Authority,
  Rivermead at Peterborough,
  Series 1998,
  5.500% 7/1/13                                                            2,640           2,577
                                                                                      ----------
HEALTH SERVICES - 0.0%
MA State Development Finance Agency, Boston Biomedical Research,
  Series 1999,
  5.650% 2/1/19                                                            1,000             982
                                                                                      ----------
HOSPITALS - 7.1%
AL Alabama Special Care Facilities Authority, Montgomery
  Healthcare,
  Series 1989,
  11.000% 10/1/19                                                         15,355          15,508
AR Baxter County, Baxter County Regional Hospital,
  Series 1999 B,
  5.635% 9/1/28                                                            2,000           1,967
GA Clayton Hospital Authority, The Woodlands Foundation, Inc.,
  Series 1991 A,
  9.750% 5/1/21 (c)                                                        6,680           2,004
GA Forsyth County Hospital Authority, Georgia Baptist Healthcare
  System,
  Series 1998,
  6.000% 10/1/08                                                           1,000             990
IL Health Facility Authority,
  Series 1992 B, IFRN (variable rate),
  10.176% 5/1/21                                                           4,800           5,502
IL State Development Finance Authority, Adventist Health System,
  Series 1999,
  5.500% 11/15/20                                                         12,000          11,647
IN State Health Facilities Financing Authority:
  Riverview Hospital Project,
  Series 1999,
  5.500% 8/1/24                                                              750             725
  Sisters of St. Francis Health,
  Series A,
  5.750% 11/1/12                                                          10,080          10,713
LA State Public Facilities Authority, Touro Infirmary,
  Series 1999,
  5.625% 8/15/29                                                           9,790           9,601
MI Dickinson County Healthcare System,
  Series 1999:
  5.700% 11/1/18 (a)                                                       1,800           1,766
  5.800% 11/1/24 (a)                                                       2,670           2,620
MI Tawas City Finance Authority, St. Joseph Health System,
  Series 1998 A,
  5.600% 2/15/13                                                           2,155           2,233
MN Marshall, Weiner Memorial Medical Center,
  Series 1999,
  6.000% 11/1/28                                                           1,700           1,672
MN Monticello - Big Lake Community Hospital District,
  5.750% 12/1/19                                                           2,000           2,080
MN Rochester, Mayo Medical Center,
  Series F,
  6.250% 11/15/21                                                          5,900           6,345
MS Hospital Equipment & Facilities Authority, Pooled Loan Program,
  7.500% 8/1/16                                                           18,900          19,570
MS Medical Center Building Corp., University of Mississippi
  Medical Center,
  Series 1998,
  5.500% 12/1/23                                                           6,570           6,823
MT State Health Facility Authority, Hospital Facilities,
  Series 1994, IFRN (variable rate),
  7.013% 2/15/25                                                           6,000           6,060
NH State Higher Educational & Health Facilities Authority,
  Littleton Hospital Association,
  Series 1998 B,
  5.800% 5/1/18                                                            1,470           1,442
NJ State Health Care Facilities Financing Authority, Kimball
  Medical Center,
  Series 1998,
  5.250% 7/1/13                                                            3,000           3,054
NM State Hospital Equipment Loan Council, Memorial Medical Center,
  Inc. Project,
  Series 1998,
  5.500% 6/1/28                                                            6,000           5,798
OH Belmont County, East Ohio Regional Hospital,
  Series 1998,
  5.700% 1/1/13                                                            1,825           1,784
OH Franklin County, Doctors OhioHealth Corp.,
  Series 1998 A,
  5.600% 12/1/28                                                          12,000          11,630
OR Clackamas County Hospital Facilities Authority,
  Series 1999,
  5.500% 2/15/13 (a)                                                       9,355           9,709
PA State Higher Educational Facilities Authority, University of
  Pennsylvania Medical Center,
  Series 1999 A,
  5.250% 8/1/13                                                            4,520           4,548
TX Bexar County Health Facilities Development Corp., Baptist
  Health System:
  6.000% 11/15/11                                                          1,780           1,959
  6.000% 11/15/12                                                          1,065           1,175
TX Lufkin Health Facilities Development Corp., Memorial Health
  Systems of East Texas,
  Series 1998,
  5.700% 2/15/28                                                           2,500           2,452
TX Richardson Hospital Authority, Baylor Richardson Medical
  Center,
  Series 1998,
  5.625% 12/1/28                                                           2,000           1,910
UT State Board of Regents, University of Utah Hospital,
  Series 1998,
  5.375% 8/1/13                                                            4,165           4,263
VA Danville Industrial Development Authority, Danville Regional
  Medical Center,
  Series 1998,
  5.250% 10/1/28                                                           9,500           9,513
VA Fairfax Industrial Development Authority, Inova Health System,
  Series 1993 A,
  5.000% 8/15/23                                                          14,130          13,742
VA Henrico County Industrial Development Authority, Bon Secours
  Health,
  6.000% 8/15/16                                                           5,000           5,523
VA Norfolk Industrial Development Authority, Sentara Hospital,
  Series A,
  6.500% 11/1/13                                                           2,500           2,777
VT State Educational & Health Buildings Authority, Springfield
  Hospital,
  Series A,
  7.750% 1/1/13                                                            1,890           2,127
                                                                                      ----------
                                                                                         191,232
                                                                                      ----------
INTERMEDIATE CARE FACILITIES - 0.3%
IL Champaign, Hoosier Care, Inc.,
  Series 1989 A,
  9.750% 8/1/19                                                            1,425           1,473
IN Wabash First Mortgage, Hoosier Care, Inc.,
  Series 1989 A,
  9.750% 8/1/19                                                            5,680           5,873
PA State Economic Development Financing Authority, Northwestern
  Human Services, Inc.,
  Series 1998 A,
  5.250% 6/1/14                                                            2,000           1,947
                                                                                      ----------
                                                                                           9,293
                                                                                      ----------
NURSING HOMES - 5.3%
CA San Diego Industrial Development Authority, Carmel Health,
  8.750% 12/1/16                                                           5,200           5,850
CO State Health Facilities Authority, American Housing Foundation,
  Inc.,
  Series 1990 A,
  10.250% 12/1/20 (c)                                                      2,500           2,500
DE State Economic Development Authority, Churchman Village
  Project,
  Series A,
  10.000% 3/1/21                                                           7,000           8,671
DE Sussex County, Healthcare Facility, Delaware Health Corp.,
  Series 1994 A,
  7.600% 1/1/24                                                           14,230          14,906
FL Collier County Industrial Development Authority, Beverly
  Enterprises, Inc.,
  Series 1991,
  10.750% 3/1/03                                                             815             899
FL Gadsden County Industrial Development Authority, Florida
  Properties, Inc.,
  Series 1988 A,
  10.450% 10/1/18                                                          5,895           5,939
FL Palm Beach County, Beverly Enterprises-Florida, Inc.,
  Series 1984,
  10.000% 6/1/11                                                           2,410           2,570
IA Marion, Kentucky Iowa Corp. Project,
  Series 1990,
  10.250% 1/1/20                                                             950             984
IA State Finance Authority, Care Initiatives,
  Series 1998 B:
  5.500% 7/1/08                                                            1,500           1,506
  5.750% 7/1/28                                                            4,500           4,382
IN Gary Industrial Economic Development, West Side Health Care
  Center,
  Series 1987 A,
  11.500% 10/1/17                                                          1,920           1,964
IN State Health Facilities Financing Authority, Metro Health
  Indiana, Inc. Project,
  Series 1998,
  6.400% 12/1/33                                                           5,600           5,467
KS Washington County Industrial Development Authority, Central
  States,
  Series 1989,
  10.250% 11/1/19                                                          3,355           3,471
MA State Industrial Finance Agency:
  American Health Foundation, Inc.,
  Series 1989,
  10.125% 3/1/19 (c)                                                       3,053           2,290
  GF/Massachusetts, Inc.,
  Series 1994,
  8.300% 7/1/23                                                           12,575          13,927
MA State Industrial Finance Agency,
  Belmont Home Care Project:
  Seacoast Nursing Home,
  Series 1991,
  9.625% 12/1/21                                                           4,945           5,526
  Series 1995 A,
  9.270% 1/1/25                                                           10,405          11,927
MN Minneapolis, Walker Methodist Senior Services Group,
  Series 1998 A,
  5.875% 11/15/18                                                          1,800           1,796
MO St. Louis County Industrial Development Authority, Nursing
  Home, Cardinal Carberry Health Center,
  Series 1991,
  7.125% 3/20/23                                                           2,000           2,132
OH Ashtabula County First Mortgage, Village Square Nursing Center,
  Inc.,
  Series 1985,
  12.000% 12/1/15                                                          1,215           1,262
OH Montgomery County, Grafton Oaks Limited Partners,
  Series 1986,
  9.750% 12/1/16                                                             695             660
PA Cambria County Industrial Development Authority, Beverly
  Enterprises,
  10.000% 6/18/12                                                          1,600           2,064
PA Chester County Industrial Development, Pennsylvania Nursing
  Home, Inc.,
  Series 1989,
  10.125% 5/1/19 (c)                                                      10,337           8,890
PA Delaware County Authority, Main Line and Haverford Nursing,
  Series 1992,
  9.000% 8/1/22                                                            9,320          10,613
PA Lackawanna County Industrial Authority, Greenridge Nursing
  Center,
  10.500% 12/1/10                                                          1,755           1,911
PA Luzerne County Industrial Development Authority:
  Beverly Enterprises, Pennsylvania,
  Series 1983,
  10.125% 11/1/08                                                            760             795
  Millville Nursing Center,
  10.500% 12/1/12                                                          3,570           3,824
PA Wilkins Area Industrial Development Authority, Oakmont Nursing
  Center,
  Series 1984,
  10.000% 7/1/11                                                           1,000           1,100
TN Metropolitan Government, Nashville & Davidson Counties Health &
  Education Facilities, Central States,
  Series 1989,
  10.250% 11/1/19                                                            755             781
TX Whitehouse Health Facilities Development Corp., Oak Brook
  Health Care Center,
  Series 1989,
  10.000% 12/1/19                                                          1,750           1,833
WA Kitsap County Housing Authority, Martha & Mary Nursing Home,
  7.100% 2/20/36                                                          10,000          11,600
                                                                                      ----------
                                                                                         142,040
                                                                                      ----------
------------------------------------------------------------------------------------------------
HOUSING - 11.3%
ASSISTED LIVING/SENIOR - 0.9%
IL State Development Finance Authority, Care Institute, Inc.,
  8.250% 6/1/25                                                           10,000          11,225
MN Roseville, Care Institute, Inc.,
  Series 1993,
  7.750% 11/1/23                                                           2,975           2,971
TX Bell County Health Facilities Development Corp., Care
  Institutions, Inc.,
  9.000% 11/1/24                                                           7,585           8,590
                                                                                      ----------
                                                                                          22,786
                                                                                      ----------
MULTI-FAMILY - 5.7%
AZ Mohave County Industrial Development Authority, Multi-Family,
  Kingman Station Apartments,
  8.125% 10/1/26                                                           2,785           2,935
AZ Phoenix Industrial Development Authority, Chris Ridge Village
  Project,
  Series 1992:
  6.750% 11/1/12                                                             650             686
  6.800% 11/1/25                                                           4,250           4,487
CO State Health Facilities Authority, Birchwood Manor,
  Series 1991 A,
  7.625% 4/1/26                                                            1,835           1,885
DE Quaker Hill Housing Corp., Multi-Family Housing, Quaker Hill
  Apartments,
  Series A,
  7.550% 8/1/21                                                            6,225           6,648
FL Orange County Housing Finance Authority, Palms at Brentwood
  Apartments,
  Series 1998 K,
  6.500% 12/1/34                                                           8,000           7,860
GA Savannah Housing Authority, Multi-Family Housing, Plantation
  Oaks Apartments Project,
  Series 1986,
  9.625% 2/1/27                                                            2,850           2,996
IL Carbondale, Mill Street Apartments,
  Series 1979,
  7.375% 9/1/20                                                              806             821
IL Charleston Non-Profit Corp., Cougills Manor Project,
  6.875% 7/1/20                                                            1,694           1,707
IL East Moline Housing Finance Corp., Deerfield Woods Apartments,
  7.500% 8/1/21                                                            2,292           2,332
IL State Housing Development Authority,
  Series 1990 A,
  8.000% 6/1/26                                                              680             714
LA Jefferson Housing Development Corp., Multi-Family, Concordia
  Project,
  Series A,
  7.700% 8/1/22                                                            2,570           2,760
LA New Orleans Housing Development Corp., Multi-Family Housing
  Mortgage, Southwood Patio,
  Series 1990 A,
  7.700% 2/1/22                                                            2,375           2,579
MN Dakota County Housing & Redevelopment Authority,
  Series 1999:
  6.000% 11/1/09                                                             345             342
  6.250% 5/1/29                                                            5,180           5,102
MN Washington County Housing & Redevelopment Authority, Cottages
  of Aspen,
  Series 1992,
  9.250% 6/1/22                                                            1,890           2,062
MN White Bear Lake, Birch Lake Townhomes Project:
  Series 1989 A,
  9.750% 7/15/19                                                           2,185           2,204
  Series 1989 B, (d) 7/15/19 (e)                                             282              85
MO St. Louis Area Housing Finance Corp., Wellington Arms III,
  Series 1979,
  7.500% 1/1/21                                                            1,963           1,977
MS Biloxi Urban Renewal, Biloxi Apartments Project,
  Series 1985:
  9.500% 12/1/05                                                             950             989
  9.500% 12/1/10                                                           1,235           1,286
  9.500% 12/1/15                                                           1,970           2,051
NC Eastern Carolina Regional Housing Authority, New River
  Apartments Jacksonville,
  Series 1994,
  8.250% 9/1/14                                                            2,655           2,844
NE Omaha Housing Development Corp., Mortgage Notes, North Omaha
  Homes,
  7.375% 3/1/21                                                            1,333           1,357
NJ State Housing & Mortgage Finance Agency,
  6.950% 11/1/13                                                           3,500           3,778
NY Nyack Housing Assistance Corp., Nyack Plaza Apartments,
  7.375% 6/1/21 (f)                                                        2,661           2,667
PA Warren County Housing Finance Corp., Allegheny Manor,
  7.500% 2/1/21                                                            1,277           1,264
Resolution Trust Corp.,
Pass Through Certificates,
  Series 1993 A,
  9.250% 12/1/16 (f)                                                      61,712          63,101
TN Franklin Industrial Board, Landings Apartment Project,
  Series 1996 B,
  8.750% 4/1/27                                                            3,550           3,825
TN Knoxville Community Development Corp., Multi-Family Housing,
  Maple Oak Apartment Project,
  Series 1992,
  6.375% 10/15/08                                                          2,510           2,618
TX Galveston Health Facilities Center,
  Driftwood Apartments,
  8.000% 8/1/23                                                            1,850           1,961
TX Laredo Housing Development Corp., No. 1,
  7.375% 3/5/21                                                            1,993           1,994
VA Alexandria Redevelopment & Housing Authority, Courthouse
  Commons Apartments:
  Series 1990 A,
  10.000% 1/1/21                                                             760             783
  Series 1990 B,
  (d) 1/1/21 (e)                                                             947             948
VA Fairfax County Redevelopment & Housing Authority, Mt. Vernon
  Apartments,
  Series A,
  6.625% 9/20/20                                                           1,500           1,623
VA Norfolk Redevelopment & Housing Authority, Multi-Family
  Housing, Dockside,
  Series 1991 A:
  7.300% 12/1/16                                                           1,315           1,389
  7.375% 12/1/28                                                           1,940           2,052
WA Washington Housing Development Corp., Parkview Apartments
  Project,
  7.500% 4/1/21                                                            1,611           1,642
WI Milwaukee Housing Authority Mortgage, Windsor Court Project,
  Series 1986,
  8.700% 8/21/21                                                           1,985           2,007
WY Rock Springs Housing Finance Corp., Bicentennial Association II,
  7.500% 5/1/20                                                            1,092           1,117
                                                                                      ----------
                                                                                         151,478
                                                                                      ----------
SINGLE FAMILY - 4.7%
AK State Housing Finance Corp.,
  Series A-2,
  5.750% 6/1/24                                                            3,500           3,626
AL State Housing Finance Authority,
  Series 1990 C,
  7.550% 4/1/16                                                              425             444
CA State Housing Finance Authority,
  Series 1984 B,
  (d) 8/1/16                                                                 325              49
CO El Paso County Home Mortgage:
  Series 1987 C,
  8.300% 9/20/18                                                             764             852
  Series 1987 D,
  8.150% 9/20/14                                                             181             201
  Series 1988 A,
  8.375% 3/25/19                                                           1,049           1,184
CO State Housing Finance Authority, Single Family Housing:
  Series A,
  7.150% 11/1/14                                                             805             830
  Series 1991 A,
  7.500% 5/1/29                                                            4,745           4,992
  Series 1996 B-1,
  7.650% 11/1/26                                                           2,750           3,025
  Series 1997 A-2,
  7.250% 5/1/27                                                            3,200           3,558
FL Brevard County Housing Finance Authority, Single Family
  Mortgage,
  Series 1985,
  (d) 4/1/17                                                               2,700             451
FL Lee County Housing Finance Authority,
  Series 1996 A-1,
  7.350% 3/1/27                                                            5,585           6,278
IA Finance Authority Single Family,
  Series 1992 B,
  6.950% 7/1/24                                                            9,850          10,391
ID State Housing Agency,
  Senior Series,
  6.700% 7/1/27                                                            5,370           5,721
IL Chicago:
  Series 1996 B,
  7.625% 9/1/27                                                            3,160           3,590
  Series 1997 A,
  7.250% 9/1/28                                                            3,485           3,931
  Series 1998 A-1,
  6.450% 9/1/29                                                            3,500           3,826
IL State Housing Development Authority:
  Series B,
  7.250% 8/1/17                                                            1,290           1,353
  Series C,
  7.500% 8/1/17                                                               50              51
MA State Housing Finance Agency:
  Series 21,
  7.125% 6/1/25                                                            5,925           6,282
  Series 1988 B,
  8.100% 8/1/23                                                              355             363
MD State Community Development Administration, Department of
  Housing and Community Development, Single Family Program:
  1st Series,
  7.300% 4/1/17                                                              450             470
  3rd Series,
  7.250% 4/1/27                                                              960           1,003
MN State Housing Finance Agency:
  Single Family Mortgage,
  Series C,
  7.100% 7/1/11                                                              650             680
  Series 1988 D,
  8.250% 8/1/20                                                            1,950           1,992
MO State Housing Development Commission:
  Homeownership Loan Program,
  Series 1996 A,
  7.200% 9/1/26                                                            6,545           7,134
  Series C:
  6.900% 7/1/18                                                              635             669
  7.250% 9/1/26                                                            3,975           4,449
  Series 1996 B,
  7.550% 9/1/27                                                            6,780           7,186
  Series 1998 B-2,
  6.400% 3/1/29                                                            1,960           2,147
NE Investment Finance Authority, Single Family Mortgage,
  Series 1990 2, IFRN (variable rate),
  11.682% 9/10/30                                                          2,100           2,289
NH State Housing Finance Authority, Single Family Resources
  Mortgage,
  Series 1989 B,
  7.700% 7/1/29                                                            1,435           1,479
NY State Mortgage Agency, Home Owner Mortgage,
  Series HH-2,
  7.850% 4/1/22                                                              525             539
OH State Housing Finance Agency,
  Series A-2, IFRN (variable rate),
  10.095% 3/24/31                                                          4,750           5,237
OK State Housing Finance Agency,
  Series 1999 B-1,
  6.800% 9/1/16 (a)                                                        1,000           1,094
TX Bexar County Housing Finance Corp., GNMA Collateralized
  Mortgage,
  Series 1989 A,
  8.200% 4/1/22                                                            2,585           2,667
TX Harris County Housing Finance Corp., Single Family,
  Series 1987,
  8.875% 12/1/17                                                             810             819
TX State Department Housing & Community Affairs, Collateralized
  Home Mortgage,
  Series 1992 B-2, IFRN (variable rate),
  10.119% 6/18/23                                                          7,900           8,414
TX State Housing Agency Mortgage, Single Family,
  Series A,
  7.150% 9/1/12                                                              550             583
UT State Housing Finance Agency, Single Family Mortgage:
  Senior Issue B-1,
  7.500% 7/1/16                                                               35              36
  Senior Issue B-2,
  7.700% 7/1/15                                                                5               5
  Senior Series F-1,
  7.400% 7/1/09                                                              100             102
  Series 1990, C-2,
  7.950% 7/1/10                                                               65              66
UT State Housing Finance Agency, Single Family:
  Senior A-1,
  6.900% 7/1/12                                                              400             421
  Senior Issue B-2,
  7.000% 7/1/16                                                              195             205
  Senior Issue D-2,
  7.250% 7/1/11                                                              160             168
  Series E-1,
  6.950% 7/1/11                                                              710             743
VA State Housing Authority Commonwealth Mortgage,
  Series A,
  7.100% 1/1/17                                                            1,000           1,038
WI State Housing & Economic Development Authority,
  Series A,
  7.000% 9/1/09                                                              985           1,042
WV State Housing Development Fund,
  Series 1992 B,
  7.200% 11/1/20                                                           8,645           8,933
WY Community Development Authority, Single Family Mortgage,
  Series 1988 G,
  7.250% 6/1/21                                                            2,175           2,308
                                                                                      ----------
                                                                                         124,916
                                                                                      ----------
------------------------------------------------------------------------------------------------
INDUSTRIAL - 3.5%
CHEMICALS - 0.5%
IL Southwestern Illinois Development Authority, Sewer Facilities,
  Monsanto Co.,
  Series 1991,
  7.300% 7/15/15                                                           3,000           3,352
TN Humphreys County Industrial Development Board, E.I. DuPont de
  Nemours & Co.,
  Series 1994,
  6.700% 5/1/24                                                            9,000           9,884
                                                                                      ----------
                                                                                          13,236
                                                                                      ----------
FOOD PRODUCTS - 0.4%
FL Hendry County Industrial Development Authority, Savannah Foods
  & Industries,
  Series 1992,
  6.400% 3/1/17                                                            1,000           1,034
MI State Strategic Fund, Michigan Sugar Co.:
  Carollton Project:
  Series 1998 B,
  6.450% 11/1/25                                                           2,800           2,762
  Series 1998 C,
  6.550% 11/1/25                                                           3,200           3,308
  Sebewaing Project,
  Series 1998 A,
  6.250% 11/1/15                                                           2,250           2,270
                                                                                      ----------
                                                                                           9,374
                                                                                      ----------
FOREST PRODUCTS - 0.2%
GA Wayne County Development Authority, Solid Waste Disposal, ITT
  Rayonier, Inc.,
  Series 1990,
  8.000% 7/1/15                                                            2,500           2,623
IA Cedar Rapids, Weyerhaeuser Co. Project,
  9.000% 8/1/14                                                            1,000           1,359
LA De Soto Parish, International Paper Co.,
  Series A,
  7.700% 11/1/18                                                           1,250           1,432
                                                                                      ----------
                                                                                           5,414
                                                                                      ----------
MANUFACTURING - 0.7%
CT State Development Authority, Pfizer, Inc. Project,
  Series 1994,
  7.000% 7/1/25                                                            3,000           3,441
IL Rockford,
  9.250% 2/1/00                                                              335             338
IL Will-Kankakee Regional Development Authority, Flanders Corp./
  Precisionaire Project,
  Series 1997,
  6.500% 12/15/17                                                          2,925           3,057
MN Brooklyn Park, TL Systems Corp.,
  Series 1991,
  10.000% 9/1/16                                                             310             370
MN Buffalo, Von Ruden Manufacturing, Inc.,
  Series 1989,
  10.500% 9/1/14                                                           1,340           1,394
MO State Development Finance Board, Proctor & Gamble Co.,
  Series 1999,
  5.200% 3/15/29                                                           2,500           2,448
NV Henderson Public Improvement Trust, Dongsung America Co., Inc.,
  Series 1998,
  7.000% 11/1/10                                                           4,500           4,466
VA State Small Business Financing Authority, Dongsung America,
  Series 1998 A,
  7.250% 11/1/15                                                           2,575           2,543
                                                                                      ----------
                                                                                          18,057
                                                                                      ----------
METALS & MINING - 0.5%
CO Mesa County Industrial Development Revenue, Joy Technologies,
  Inc. Project,
  Series 1992,
  8.500% 9/15/06 (c)                                                       1,000           1,059
OH Cuyahoga County, Joy Technologies, Inc.,
  Series 1992,
  8.750% 9/15/07                                                           1,340           1,427
PA Bucks County Industrial Development Revenue, Jorgensen Steel,
  9.000% 6/1/05                                                            3,000           3,042
VA Peninsula Ports Authority, Ziegler Coal Project,
  Series 1997,
  6.900% 5/2/22                                                            7,500           7,556
                                                                                      ----------
                                                                                          13,084
                                                                                      ----------
OIL & GAS - 1.2%
CA Los Angeles Regional Airport Improvement Corp., Los Angeles
  International Airport,
  6.800% 1/1/27                                                            1,400           1,479
PA State Economic Development Financing Authority, Sun Co., Inc.,
  Series 1994 A,
  7.600% 12/1/24                                                          27,500          30,956
                                                                                      ----------
                                                                                          32,435
                                                                                      ----------
------------------------------------------------------------------------------------------------
OTHER - 15.1%
OTHER - 0.1%
MD Baltimore, Park Charles Project,
  Series 1986,
  8.000% 1/1/10                                                            1,375           1,466
                                                                                      ----------
POOL/BOND BANK - 1.2%
CA San Diego County,
  Series 1993,
  5.625% 9/1/12                                                           13,000          14,202
IN Indianapolis Local Public Improvement Bond Bank:
  Series A,
  6.500% 1/1/13                                                            6,700           7,769
  Series 1992 D,
  6.750% 2/1/14                                                            8,000           9,377
                                                                                      ----------
                                                                                          31,348
                                                                                      ----------
REFUNDED/ESCROWED (g) - 13.8%
AK State Housing Financing Corp.,
  Series 1992 A,
  6.600% 12/1/23                                                          11,750          12,941
AZ Maricopa County Industrial Development Authority, Advantage
  Point,
  Series 1996 A,
  6.625% 7/1/26                                                            2,750           3,121
AZ Pima County Industrial Development Authority,
  8.200% 9/1/21                                                           12,370          16,659
CA Palmdale Community Redevelopment Agency:
  Series D,
  8.000% 4/1/16                                                            7,000           9,323
  Series 1986 A,
  8.000% 3/1/16                                                            3,000           3,992
CA Perris Community Facilities District,
  Series 2-90,
  8.750% 10/1/21                                                           6,165           9,122
CA Pomona,
  Series A,
  7.600% 5/1/23                                                           10,000          12,874
CA Riverside County,
  8.300% 11/1/12                                                          10,000          13,335
CO Mesa County,
  (d) 12/1/11                                                              5,905           3,239
CT State Health & Educational Facilities Authority, New Britain
  Hospital,
  Series 1991 A,
  7.750% 7/1/22                                                              905           1,022
DC District Columbia Hospital, Washington Hospital Center Corp.,
  Series 1990 A:
  8.750% 1/1/15                                                           10,000          10,947
  9.000% 1/1/08                                                            1,490           1,623
DE State Economic Development Authority, Riverside Hospital,
  Series 1992 A,
  9.500% 1/1/22                                                            1,130           1,411
FL Clearwater Housing Authority, Hampton Apartments,
  Series 1994,
  8.250% 5/1/24                                                            3,475           4,179
FL St. Petersburg Health Facilities Authority, Allegheny Health
  System, St. Joseph's Hospital, Inc.,
  Series 1985 A,
  7.000% 12/1/15                                                           2,000           2,187
FL State Mid-Bay Bridge Authority,
  Series A,
  6.875% 10/1/22                                                           2,000           2,428
GA Burke County Development Authority, Oglethorpe Power Corp.,
  Series 1992,
  8.000% 1/1/22                                                           11,000          12,744
IL Chicago Public Building Commission,
  Series 1990 A,
  7.125% 1/1/15                                                            4,010           4,227
IL Health Facility Authority, United Medical Center,
  Series 1991:
  8.125% 7/1/06                                                            2,555           2,817
  8.375% 7/1/12                                                            1,500           1,742
IL State Health Facilities Authority, Edgewater Medical Center,
  Series A,
  9.250% 7/1/24                                                            8,290          10,373
IN Purdue University, Student Fee,
  Series B,
  6.700% 7/1/15                                                            1,100           1,257
IN St. Joseph County Hospital Authority, South Bend Memorial
  Hospital,
  9.400% 6/1/10                                                            2,825           3,573
KY Trimble County, Louisville Gas & Electric Co.,
  Series B,
  6.550% 11/1/20                                                             130             143
MA Bay Transportation Authority,
  Series D,
  5.750% 3/1/13                                                            4,215           4,612
MA Boston,
  Series 1992 A,
  6.500% 7/1/12                                                            4,400           4,816
MA Boston, St. Joseph Nursing
  Care Center, Inc.,
  Series 1990,
  10.000% 1/1/20                                                             295             315
MA Holyoke, School Project Loan,
  7.650% 8/1/09                                                            1,250           1,373
MA State, Consolidated Loan Service,
  Series 1991 C,
  6.750% 8/1/09                                                            1,000           1,082
MA State General Obligation, State Refunding Service,
  Series 1991 C,
  6.750% 8/1/09                                                            1,835           1,985
MA State Health & Educational Facilities Authority, Corp. for
  Independent Living,
  8.100% 7/1/18                                                            1,270           1,484
MA State Health & Educational Facilities Authority, Lowell General
  Hospital,
  Series 1991 A,
  8.400% 6/1/11                                                            2,500           2,764
MA State Turnpike Authority:
  Series A,
  5.000% 1/1/20                                                           12,665          12,584
  Series 1993 A,
  5.125% 1/1/23                                                            3,600           3,601
MN Mille Lacs Capital Improvement Authority, Mille Lacs Band of
  Chippewa,
  Series 1992 A,
  9.250% 11/1/12                                                           1,350           1,610
MO Hannibal Industrial Development Authority, Regional Healthcare
  Systems,
  Series 1992,
  9.500% 3/1/22                                                            4,000           4,653
NC Lincoln County, Lincoln County Hospital,
  9.000% 5/1/07                                                              410             482
NV Reno Hospital, St. Mary's Regional Medical Center,
  Series 1991 A,
  6.700% 7/1/21                                                            1,700           1,832
NY State Dormitory Authority, City University of New York,
  Series 1990 C,
  7.000% 7/1/14                                                              610             646
NY State Energy Research & Development Authority, Long Island
  Lighting Co.,
  Series 1991 A,
  7.150% 12/1/20                                                           8,130           8,994
NY Triborough Bridge & Tunnel Authority,
  Series T,
  7.000% 1/1/11                                                              750             803
OK Oklahoma City Industrial & Cultural Facilities Trust, Hillcrest
  Health Center,
  6.400% 8/1/14                                                            4,320           4,926
PA Convention Center Authority,
  Series 1989 A,
  6.000% 9/1/19                                                           12,700          14,175
PA Erie-Western Port Authority,
  Series 1990,
  8.625% 6/15/10                                                           1,850           1,986
PA Montgomery County Industrial Development Authority, Assisted
  Living Facility,
  Series 1993 A,
  8.250% 5/1/23                                                            1,415           1,624
PA Philadelphia Hospitals & Higher Educational Facilities
  Authority, Presbyterian Medical Center,
  Series 1993,
  6.500% 12/1/11                                                           5,155           5,850
PA Westmoreland County Municipal Authority, Special Obligation,
  Series 1985,
  9.125% 7/1/10                                                            3,660           4,262
SC Piedmont Municipal Power Agency:
  Series 1988,
  (d) 1/1/13                                                              18,570           9,541
  Series 1993,
  5.375% 1/1/25                                                            3,960           4,105
TN Chattanooga Health Education & Housing Facilities Board, North
  Park Hospital Project,
  Series 1993,
  8.500% 2/1/23                                                           40,890          47,419
TN Shelby County, Health, Education, & Housing Facilities Board,
  Open Arms Development Center:
  Series 1992 A,
  9.750% 8/1/19                                                            4,125           5,651
  Series 1992 C,
  9.750% 8/1/19                                                            4,120           5,644
TN Shelby County, Public Improvement,
  Series 1992 A:
  (d) 5/1/10                                                              15,750           9,039
  (d) 5/1/12                                                              15,130           7,600
TX Austin Utilities System Revenue,
  6.750% 5/15/12                                                           3,500           3,760
TX Hidalgo County Health Services, Mission Hospital, Inc.,
  Series A,
  10.250% 2/1/25                                                           4,785           5,282
TX State Research Laboratory Commission Finance Authority,
  Superconducting Super Collider,
  Series 1991,
  6.950% 12/1/12                                                          10,000          11,736
UT Uintah County Pollution Control,
  Series 1984 F-2,
  10.500% 6/15/14                                                          6,900           7,806
WA State Health Care Facilities Authority, Grays Harbor Community
  Hospital,
  Series 1993:
  7.200% 7/1/03                                                              730             768
  8.025% 7/1/20                                                            6,380           6,906
WA Tacoma Electric System,
  Series 1991 C, IFRN (variable rate),
  9.459% 1/2/15                                                           10,000          11,163
WI State Health & Educational Facilities Authority, St. Luke's
  Medical Center Project,
  Series 1991,
  7.100% 8/15/19                                                           2,550           2,777
                                                                                      ----------
                                                                                         370,935
                                                                                      ----------
------------------------------------------------------------------------------------------------
OTHER REVENUE - 0.8%
RECREATION - 0.3%
AK Anchorage, Ice Rink Revenue,
  Series 1998,
  6.250% 1/1/12                                                            2,185           2,182
WI Southeast Professional Basketball Park District Sales Tax
  Revenue,
  Series 1998 A,
  5.500% 12/15/21                                                          5,000           5,239
                                                                                      ----------
                                                                                           7,421
                                                                                      ----------
RETAIL - 0.5%
DE Sussex County, Economic Development, Rehoboth Mall Project,
  7.250% 10/15/12 (h)                                                      4,735           4,445
NJ State Economic Development Authority, Glimcher Properties L.P.
  Project,
  6.000% 11/1/28                                                           3,400           3,353
PA Bucks County Industrial Development Revenue, Hechinger Co.,
  Series 1984,
  11.375% 11/15/04 (c)                                                     2,065           2,136
PA Philadelphia Authority for Industrial Development Revenue,
  Hechinger Co.,
  Series 1983,
  11.375% 12/1/04 (c)                                                      3,255           3,243
                                                                                      ----------
                                                                                          13,177
                                                                                      ----------
------------------------------------------------------------------------------------------------
RESOURCE RECOVERY - 0.3%
DISPOSAL - 0.2%
IL Development Finance Authority, Waste Management, Inc.,
  Series 1997,
  5.050% 1/1/10                                                            2,500           2,483
MA Boston Industrial Development Finance Authority, Jet-A-Way, Inc.,
  10.500% 1/1/11                                                           1,500           1,639
                                                                                      ----------
                                                                                           4,122
                                                                                      ----------
RESOURCE RECOVERY - 0.1%
MA State Industrial Finance Agency, Ogden Haverhill Project,
  Series 1998 A,
  5.400% 12/1/11                                                           3,300           3,304
                                                                                      ----------
------------------------------------------------------------------------------------------------
TAX-BACKED - 28.2%
LOCAL APPROPRIATED - 3.6%
CA Sacramento City Financing Authority,
  Series A,
  5.375% 11/1/14                                                           5,000           5,271
CA San Bernardino County, Medical Center Financing Project,
  5.500% 8/1/17                                                            2,500           2,633
IL Chicago Board Education, General Obligation Leases Certificates:
  Series 1992 A:
  6.000% 1/1/20                                                            4,000           4,423
  6.250% 1/1/15                                                            8,400           9,517
  Series 1999 A,
  5.250% 12/1/20                                                           5,000           5,058
IN Beech Grove School Building Corp.,
  6.250% 7/5/16                                                            2,265           2,565
NY State Dormitory Authority, Judicial Facilities,
  Series 1991 A,
  9.500% 4/15/14                                                           9,000          10,478
PA Philadelphia Municipal Authority,
  Series B,
  6.400% 11/15/16                                                         39,565          43,290
SC Charleston County, Charleston Public Facilities Corp.,
  Series 1995:
  6.000% 12/1/09                                                           3,495           3,865
  6.000% 12/1/10                                                           3,710           4,110
TX Houston Independent School District Public Facilities Corp.:
  Series 1998 A,
  (d) 9/15/14                                                              3,885           1,756
  Series 1998 B:
  (d) 9/15/14                                                              6,790           3,069
  (d) 9/15/15                                                              2,000             851
                                                                                      ----------
                                                                                          96,886
                                                                                      ----------
LOCAL GENERAL OBLIGATIONS - 10.8%
AK North Slope Borough:
  Series A,
  (d) 6/30/08                                                             11,400           7,454
  Series 1996 B,
  (d) 6/30/07                                                             45,000          31,075
  Series 1998 A,
  (d) 6/30/09                                                              6,500           4,024
AZ Apache County School District, No. 010,
  Round Valley Project of 1987,
  Series 1990 C,
  10.800% 7/1/99                                                           1,000           1,005
AZ Tucson,
  Series 1998,
  5.375% 7/1/21                                                            4,325           4,476
CA Golden West School Financing Authority,
  Series 1999 A:
  (d) 8/1/13                                                               3,360           1,662
  (d) 8/1/14                                                               4,810           2,243
CA Murrieta Valley Unified School District,
  Series 1998 A,
  (d) 9/1/11                                                               2,195           1,217
CA Redwood City Elementary School District,
  (d) 8/1/17                                                               4,540           1,776
CA Sanger Unified School District,
  Series 1999,
  5.600% 8/1/23 (a)                                                        1,830           1,943
CO Douglas County School District, No. RE-1,
  Series 1996,
  7.000% 12/15/12                                                          6,000           7,290
CO El Paso County School District No. 11:
  7.125% 12/1/20                                                           7,350           9,180
  Series 1996,
  7.100% 12/1/16                                                           2,105           2,603
CO El Paso County School District No. 49, Falcon School District,
  Series 1999 A,
  6.000% 12/1/18                                                           2,725           2,986
CO Jefferson County School District,
  No. R-001,
  Series 1998 A,
  5.500% 12/15/13                                                         10,000          10,500
CO Larimer, Weld & Boulder Counties School District,
  Series 1996,
  (d) 12/15/10                                                             4,000           2,282
GA Fulton County School District,
  Series 1998,
  5.375% 1/1/16                                                            3,845           4,019
HI Honolulu City & County,
  Series 1999 C,
  5.125% 7/1/12                                                            2,500           2,526
IL Berwyn,
  Series 1999,
  5.250% 12/1/12                                                           8,415           8,565
IL Champaign County,
  Series 1999,
  8.250% 1/1/23 (a)                                                        1,420           2,007
IL Chicago Board of Education:
  Series 1996:
  6.250% 12/1/11                                                           3,330           3,760
  6.250% 12/1/12                                                           1,500           1,698
  Series 1998 B-1:
  (d) 12/1/10                                                              3,905           2,205
  (d) 12/1/13                                                             13,400           6,336
  Series 1999 A,
  (d) 12/1/09                                                              8,635           5,187
IL Chicago,
  Series A,
  5.375% 1/1/13                                                            5,000           5,223
IL Chicago General Obligation,
  Series 1999,
  5.500% 1/1/23                                                           10,500          10,939
IL Du Page County Community High School District No. 99,
  Series 1998:
  (d) 12/1/10                                                              2,245           1,259
  (d) 12/1/11                                                              1,280             675
  5.500% 12/1/12                                                           2,000           2,078
IL Kane County School District No. 129,
  Series 1997,
  5.500% 2/1/12                                                            2,000           2,071
IL Lake & McHenry Counties
  United School District No. 118,
  Series 1998:
  (d) 2/1/09                                                               2,355           1,480
  (d) 2/1/10                                                               2,060           1,218
IL Lake, Cook, Kane & McHenry Counties
  United School District No. 220,
  Series 1998:
  5.375% 12/1/10                                                           4,020           4,201
  5.375% 12/1/11                                                           4,240           4,389
IL Lake County School District No. 56,
  9.000% 1/1/17                                                           10,440          15,131
IL Lake County Unified School
  District No. 60,
  Series 1999 A,
  5.375% 12/1/12                                                           2,000           2,056
IL Will County Forest Preservation District,
  Series 1999,
  (d) 12/1/16                                                              9,000           3,583
LA New Orleans,
  5.500% 12/1/21                                                           8,000           8,382
MA Boston,
  Series 1998 C,
  4.250% 11/1/18                                                           5,290           4,674
MA Lowell:
  8.000% 1/15/00                                                             275             283
  8.400% 1/15/09                                                           1,000           1,092
MI Detroit,
  Series 1990 B,
  8.250% 4/1/10                                                            5,000           5,280
MI Rochester Community School District,
  5.000% 5/1/19                                                            4,500           4,444
NV Clark County School District,
  Series B,
  5.625% 6/15/13                                                          10,215          10,743
NY New York City,
  Series 1997 A,
  7.000% 8/1/06                                                            5,000           5,742
NY New York City:
  Series 1998 G,
  5.350% 8/1/13                                                           10,000          10,284
  Series 1999 H,
  5.250% 3/15/12                                                           4,920           5,002
NY Yonkers,
  Series 1999 A,
  4.500% 12/1/17                                                           2,000           1,819
OR Clackamas County School District No. 12,
  Series 1998,
  5.250% 6/1/11                                                            4,000           4,145
PA Erie School District,
  Series 1998:
  (d) 9/1/12                                                               5,780           2,972
  (d) 9/1/13                                                               3,000           1,457
  (d) 9/1/15                                                               1,500             648
PR Commonwealth of Puerto Rico Municipal Finance Agency,
  Series A,
  5.000% 7/1/09                                                            3,000           3,125
TX Austin Independent School District,
  Series 1998,
  (d) 8/1/14                                                               4,000           1,841
TX Carroll Independent School District,
  Series 1998 A,
  4.500% 2/15/23                                                           5,825           5,200
TX Frisco Independent School District,
  Series 1998 A,
  4.500% 8/15/29                                                           3,245           2,851
TX Harris County:
  5.750% 10/1/14                                                           2,600           2,839
  Series 1998,
  4.500% 10/1/23                                                          11,890          10,597
TX Hurst Euless Bedford Independent School District,
  Series 1994,
  6.500% 8/15/24                                                           6,355           6,970
TX North East Independent School District,
  Series 1999,
  4.500% 10/1/28                                                           5,000           4,394
WA King & Snohomish Counties School District No. 417,
  Series 1998 B:
  (d) 6/15/14                                                              1,800             834
  (d) 6/15/16                                                              3,315           1,363
                                                                                      ----------
                                                                                         289,303
                                                                                      ----------
SPECIAL NON-PROPERTY TAX - 3.5%
FL Palm Beach County Criminal Justice Facilities,
  5.750% 6/1/13                                                            5,000           5,470
IL Metropolitan Pier and Exposition Authority, McCormick Place
  Expansion Project,
  (d) 6/15/14                                                              4,330           1,991
IL State Development Finance Authority, City of Marion Project,
  Series 1991,
  9.625% 9/15/21                                                           5,585           4,189
MN Red Lake Band of Chippewa Indians,
  Series 1998,
  6.250% 8/1/13                                                            2,100           2,071
NJ State Transportation Trust Fund Authority,
  Series B,
  7.000% 6/15/12                                                          27,000          32,709
NY Metropolitan Transportation Authority,
  Series 1998 A,
  4.500% 4/1/18                                                            4,000           3,652
NY New York City Transitional Finance Authority:
  Series 1998 A,
  5.250% 11/15/13                                                          2,000           2,045
  Series 1999 B,
  5.125% 11/1/13                                                           6,000           6,056
NY State Local Government Assistance Corp.:
  Series E,
  5.250% 4/1/16                                                           15,060          15,519
  Series 1995 A,
  6.000% 4/1/24                                                            3,500           3,757
PA Convention Center Authority,
  Series A,
  6.750% 9/1/19                                                            5,000           5,625
PA State Intergovernmental Cooperative Authority, Philadelphia
  Funding Project,
  Series 1999,
  5.250% 6/15/10                                                           7,000           7,260
WA Central Puget Sound Regional Transportation Authority,
  Series 1998,
  5.250% 2/1/21                                                            3,500           3,550
                                                                                      ----------
                                                                                          93,894
                                                                                      ----------
SPECIAL PROPERTY TAX - 0.9%
CA Capistrano Unified School District, Ladera Community Facilities
  District No. 98-2,
  Series 1999,
  5.750% 9/1/29                                                            4,000           3,940
CA Corona Community Facility District
  No. 90-1-A,
  Series 1998,
  5.500% 9/1/15                                                            9,240           9,866
CA Riverside County Public Financing Authority, Redevelopment
  Projects,
  Series A,
  5.500% 10/1/22                                                           3,000           2,973
OR Tri-County Metropolitan Transportation District,
  Series 1999 A:
  5.250% 7/1/11                                                            3,315           3,439
  5.250% 7/1/12                                                            3,000           3,094
                                                                                      ----------
                                                                                          23,312
                                                                                      ----------
STATE APPROPRIATED - 7.4%
CA State Public Works Board:
  State Prisons,
  Series 1993 A,
  5.000% 12/1/19                                                          11,065          10,953
  Various State Prisons Projects,
  Series 1993 A,
  5.250% 12/1/13                                                           6,400           6,712
NY State Dormitory Authority:
  City University,
  Series A,
  5.750% 7/1/13                                                            8,565           9,354
  State University Facilities,
  Series A,
  5.875% 5/15/17                                                          33,240          36,536
NY State Dormitory Authority:
  City University of New York,
  Series 1990 C,
  7.000% 7/1/14                                                            1,440           1,518
  Mental Health Services,
  Series 1998 D,
  5.250% 8/15/10                                                           7,245           7,518
  State University Athletic Facilities,
  Series 1998,
  5.250% 7/1/13                                                            3,000           3,079
  State University Educational Facilities,
  Series 1998 B,
  4.500% 5/15/20                                                          24,010          21,400
NY State Dormitory Authority, City University,
  Series 1990 C,
  7.500% 7/1/10                                                           19,875          23,610
NY State Dormitory Authority, City University,
  Series 1993 A:
  6.000% 7/1/20                                                           13,350          14,581
  6.000% 7/1/20                                                            6,140           6,849
NY State Dormitory Authority, State University of New York,
  Series 1990 A,
  7.500% 5/15/13                                                           8,000          10,039
NY State Thruway Authority,
  Series 1998 A-2,
  5.250% 4/1/12                                                            6,000           6,180
NY State Urban Development Corp.:
  Correctional Facility,
  Series A,
  6.500% 1/1/11                                                            8,500           9,773
  University Facilities Grants,
  5.500% 1/1/15                                                            5,265           5,472
  Series 1998 B,
  5.250% 1/1/13                                                            3,595           3,680
  Series 1998,
  5.125% 4/1/12                                                            2,000           2,029
TX State Public Finance Authority, General Services Commission
  Projects,
  Series A,
  5.500% 2/1/11                                                            6,905           7,285
WV State Building Commission,
  Series 1998 A:
  5.375% 7/1/18                                                            6,900           7,099
  5.375% 7/1/21                                                            3,215           3,301
                                                                                      ----------
                                                                                         196,968
                                                                                      ----------
STATE GENERAL OBLIGATIONS - 2.0%
FL State Board of Education,
  Series 1998 A:
  4.500% 6/1/21                                                            3,000           2,690
  5.125% 6/1/13                                                            7,000           7,121
MA State,
  Series 1991 C,
  6.750% 8/1/09                                                            1,030           1,111
MA State College Building Authority Project,
  Series A,
  7.500% 5/1/11                                                            1,500           1,870
NV State,
  Series A,
  6.800% 7/1/12                                                               60              65
PA Pittsburgh,
  Series 1998 D,
  5.250% 9/1/11                                                            8,985           9,230
PR Commonwealth of Puerto Rico,
  Series B,
  6.500% 7/1/15                                                            3,000           3,534
TX State Public Finance Authority,
  Series 1997,
  (d) 10/1/13                                                              4,000           1,959
WA State,
  Series 1992 A,
  6.250% 2/1/11                                                            7,355           8,306
WA State General Obligation,
  Series 1998 A,
  4.500% 7/1/23                                                           20,000          17,762
                                                                                      ----------
                                                                                          53,648
                                                                                      ----------
------------------------------------------------------------------------------------------------
TRANSPORTATION - 6.0%
AIRPORTS - 3.2%
CO Denver City & County Airport:
  Series A:
  8.500% 11/15/23                                                          4,570           4,912
  8.750% 11/15/23                                                          4,030           4,484
  Series B:
  7.250% 11/15/23                                                          4,375           4,798
  7.250% 11/15/23                                                          5,075           5,633
  Series C,
  6.500% 11/15/12                                                         10,625          12,207
  Series E,
  6.000% 11/15/11                                                          3,000           3,332
HI State, Airport System Revenue,
  Series 1991,
  6.900% 7/1/12                                                            4,250           4,977
IL Chicago, O'Hare International Airport, United Airlines, Inc.,
  Series 1999 A,
  5.350% 9/1/16                                                            4,100           4,008
IL Chicago, O'Hare International Airport,
  Series 1994 A,
  6.375% 1/1/12                                                            4,980           5,474
MA State Port Authority,
  Series 1998 A,
  5.500% 7/1/15                                                            2,670           2,773
PA Allegheny County Airport, Pittsburgh International Airport,
  5.750% 1/1/14 (i)                                                        4,500           4,832
TX Dallas-Fort Worth Regional Airport,
  Series A,
  7.375% 11/1/11                                                           6,000           6,873
VA Capital Region Airport Commission,
  Series B,
  8.125% 7/1/14 (i)                                                       17,200          20,527
                                                                                      ----------
                                                                                          84,830
                                                                                      ----------
TOLL FACILITIES - 2.6%
CA San Joaquin Hills Transportation Corridor Agency,
  Series A,
  (d) 1/15/14                                                             14,450           6,926
CO State Public Highway Authority, Arapahoe Co., E-470,
  Series B,
  (d) 9/1/11                                                              17,685           9,654
MA State Turnpike Authority,
  Series C,
  (d) 1/1/20                                                              15,000           5,098
NJ State Turnpike Authority:
  Series C,
  6.500% 1/1/16                                                            8,500           9,953
  Series 1991 C,
  6.500% 1/1/16                                                           16,000          18,734
NY Triborough Bridge & Tunnel Authority:
  6.125% 1/1/21                                                            5,000           5,659
  Series 1992 Y,
  6.125% 1/1/21                                                            4,000           4,527
TX Eagle Pass International Bridge,
  Series 1998,
  5.250% 2/15/14                                                           3,720           3,820
VA Richmond Metropolitan Authority,
  Series 1998,
  5.250% 7/15/17                                                           3,775           3,868
                                                                                      ----------
                                                                                          68,239
                                                                                      ----------
TRANSPORTATION - 0.2%
MN Blaine, Consolidated Freightways, Inc.,
  Series 1998,
  5.150% 1/1/04                                                            1,000           1,000
NJ South Jersey Transportation Authority,
  Series 1999,
  5.250% 11/1/11                                                           3,195           3,344
                                                                                      ----------
                                                                                           4,344
                                                                                      ----------
------------------------------------------------------------------------------------------------
UTILITY - 18.3%
INDEPENDENT POWER PRODUCER - 0.8%
NY Port Authority of New York & New Jersey, KIAC Partners,
  Series 1996 IV:
  6.750% 10/1/11                                                           1,500           1,644
  6.750% 10/1/19                                                           7,000           7,648
NY Suffolk County Industrial Development Agency, Nissequogue Cogen
  Partners,
  Series 1998,
  5.500% 1/1/23                                                            2,000           1,978
PA Economic Development Finance Authority, Colver Project,
  Series D,
  7.150% 12/1/18                                                          10,000          11,138
                                                                                      ----------
                                                                                          22,408
                                                                                      ----------
INVESTOR OWNED - 6.4%
AZ Pima County Industrial Development Authority, Tucson Electric
  Power Co.,
  Series 1988 A:
  6.100% 9/1/25                                                            2,000           1,995
  7.250% 7/15/10                                                          10,005          10,984
CT State Development Authority, Connecticut Light & Power Co.,
  Series 1993 A,
  5.850% 9/1/28                                                            3,875           3,865
FL Pinellas County, Florida Power Corp.,
  7.200% 12/1/14                                                           1,000           1,078
HI State Department Budget and Finance:
  Hawaiian Electric Co.,
  Series 1990 C,
  7.375% 12/1/20                                                           5,965           6,371
  Series 1993 B, IFRN (variable rate),
  7.344% 12/15/23                                                         10,000          10,350
IL Development Financial Authority, Pollution Control,
  Series 1991,
  7.250% 6/1/11                                                            5,625           5,985
IL State Development Finance Authority, Commonwealth Edison Co.
  Project,
  Series D,
  6.750% 3/1/15                                                            3,400           3,800
IN Mt. Vernon, Southern Indiana Gas & Electric Co.,
  Series 1984 A,
  7.250% 3/1/14                                                            4,500           4,737
IN Petersburg, Indiana Power & Light Co.,
  Series B,
  5.400% 8/1/17                                                            5,000           5,158
LA De Soto Parish, Southwestern Electric Power Co.,
  Series 1992,
  7.600% 1/1/19                                                            6,000           6,700
MI St. Clair County Economic Development Corp., Detroit Edison
  Co.,
  Series 1933 AA,
  6.400% 8/1/24                                                            7,000           7,813
MS State Business Finance Corp., Systems Energy Resources Project:
  Series 1998,
  5.875% 4/1/22                                                           12,000          11,940
  Series 1999,
  5.900% 5/1/22                                                            2,500           2,494
NJ Cape May County Industrial Pollution Control Financing
  Authority, Atlantic City Electric Co.,
  Series 1994 A,
  7.200% 11/1/29                                                           5,000           5,683
NV Clark County Industrial Development, Nevada Power Co.:
  Series 1990,
  7.800% 6/1/20                                                            4,250           4,495
  Series 1992 A,
  6.700% 6/1/22 (j)                                                       15,895          17,222
NV Humboldt County Pollution Control Revenue, Idaho Power Co.
  Project,
  8.300% 12/1/14                                                           1,875           2,183
NY State Energy Research & Development Authority, Brooklyn Union
  Gas Co.,
  Series 1993 B, IFRN (variable rate),
  9.055% 4/1/20                                                           13,000          16,201
NY State Energy Research & Development Authority, Consolidated
  Edison Co.,
  Series 1994 A,
  7.125% 12/1/29                                                           5,000           5,676
NY State Energy Research & Development Authority, Long Island
  Lighting Co.,
  Series 1991 A,
  7.150% 12/1/20                                                           2,945           3,173
OH Air Quality Development Authority, JMG Funding Project,
  5.625% 1/1/23                                                            4,315           4,411
OH State Air Quality Development Authority, The Cleveland Electric
  Illuminating Co.,
  Series 1992,
  8.000% 12/1/13                                                           6,545           7,396
TX Brazos River Authority, Houston Light & Power Co.,
  Series A,
  6.700% 3/1/17 (i)                                                       13,015          14,071
TX Matagorda County, Houston Light & Power Co.,
  6.700% 3/1/27                                                            7,200           7,784
WV Mason County Pollution Control, Appalachian Power Co.,
  Series G,
  7.400% 1/1/14                                                              400             414
                                                                                      ----------
                                                                                         171,979
                                                                                      ----------
JOINT POWER AUTHORITY - 5.2%
GA Municipal Electric Authority, Project One,
  Series 1998 A,
  4.500% 1/1/19                                                            9,070           8,192
GA Municipal Electric Authority Power:
  Series Z,
  5.500% 1/1/20 (i)                                                       26,100          27,384
  Series 1993 C,
  5.700% 1/1/19 (i)                                                       20,000          21,372
GA State Municipal Electric Authority:
  Series C,
  5.700% 1/1/19                                                            6,000           6,352
  Series Z,
  5.500% 1/1/20                                                            5,375           5,640
MA State Municipal Wholesale Electric Co.,
  Series 1994 A, IFRN (variable rate),
  6.767% 7/1/16                                                           22,900          22,585
NC State Municipal Power Agency, Catawba Electric No. 1:
  Series 1992,
  (d) 1/1/09                                                              10,000           6,345
  Series 1998 A,
  5.500% 1/1/15                                                            4,500           4,761
NE American Public Energy Agency, Public Gas Agency-Western
  Project,
  Series 1999 A,
  5.250% 6/1/11                                                            3,790           3,923
SC Piedmont Municipal Power Agency:
  Series 1988,
  (d) 1/1/13                                                              25,885          12,883
  Series 1993,
  5.375% 1/1/25                                                           11,805          12,078
TX State Municipal Power Agency,
  (d) 9/1/08                                                               4,500           2,919
WI Public Power, Inc.,
  Series 1993 B,
  5.440% 7/1/14                                                            5,400           5,515
                                                                                      ----------
                                                                                         139,949
                                                                                      ----------
MUNICIPAL ELECTRIC - 3.6%
CA Sacramento Municipal Utilities District,
  Series K:
  5.750% 7/1/18                                                            7,670           8,352
  5.800% 7/1/19                                                            6,000           6,564
FL Orlando Utilities Commission,
  Series 1993 B, IFRN (variable rate),
  7.342% 10/6/13                                                           5,000           5,500
LA De Soto Parish, Southwestern Electric Power Co.,
  7.600% 1/1/19                                                            5,000           5,601
NC University of North Carolina at Chapel Hill,
  (d) 8/1/14                                                               3,000           1,401
NY Long Island Power Authority,
  Series 1998,
  5.125% 4/1/12                                                            6,000           6,062
PR Puerto Rico Electric Power Authority,
  Series 1998 EE,
  4.500% 7/1/18                                                            5,000           4,636
SD Heartland Consumers Power District,
  Series 1992:
  6.000% 1/1/12                                                            4,950           5,491
  6.000% 1/1/17                                                            5,600           6,160
TN Metropolitan Government, Nashville & Davidson Counties,
  Series 1996 A,
  (d) 5/15/09                                                              5,250           3,279
TX Austin,
  Series 1998,
  5.250% 5/15/25                                                          13,500          13,653
TX San Antonio Electric & Gas,
  Series 1998 A,
  4.500% 2/1/21                                                           19,700          17,717
WA Chelan County Public Utilities District No. 001 Consolidate,
  Series 1989 A Division I,
  7.750% 7/1/21                                                            4,500           4,802
WA Chelan County Public Utilities District No. 1, Columbia River
  Rock Hydroelectric:
  (d) 6/1/09                                                               5,000           3,080
  (d) 6/1/11                                                               5,000           2,731
                                                                                      ----------
                                                                                          95,029
                                                                                      ----------
WATER & SEWER - 2.3%
CA San Diego,
  Series 1998:
  5.375% 8/1/13                                                            1,000           1,047
  5.375% 8/1/14                                                            2,000           2,084
GA Atlanta,
  Series 1993,
  5.500% 11/1/22                                                           4,400           4,626
ID State Water Resource Board, Boise Water Corp.,
  Series 1991,
  7.250% 12/1/21                                                           6,000           6,484
LA Public Facility Belmont Water Authority,
  9.000% 3/15/24 (c)(j)                                                    1,350           1,148
MI Detroit Water Supply System,
  Series A:
  6.000% 7/1/14                                                            3,020           3,368
  6.000% 7/1/15                                                            3,000           3,339
MS Five Lakes Utility District,
  8.250% 7/15/24                                                             760             608
NJ State Economic Development Authority,
  American Water Co., Inc.:
  6.500% 4/1/22                                                            4,900           5,273
  Series 1994 A,
  6.875% 11/1/34                                                          10,590          11,873
NV Henderson,
  Series 1998 A,
  5.375% 9/1/12                                                            5,350           5,537
OH State Water Development Authority,
  Water Control Loan Fund:
  5.500% 12/1/11                                                           3,940           4,163
  5.500% 6/1/13                                                            2,250           2,356
TN Jackson Water and Sewer Revenue,
  Series 1984,
  10.375% 7/1/12                                                           1,090           1,119
TX Houston Water & Sewer System Revenue,
  Series 1998 A,
  (d) 12/1/19                                                             20,000           6,746
TX State Coastal Industrial Water Authority, Bayport Water System,
  Series 1978,
  7.000% 12/15/03                                                          1,765           1,767
VA Henrico County,
  Series 1999,
  5.250% 5/1/13                                                            1,195           1,227
                                                                                      ----------
                                                                                          62,765
                                                                                      ----------
TOTAL MUNICIPAL BONDS (cost of $2,523,253)                                             2,627,345
                                                                                      ----------

OPTIONS - 0.1%                                                         CONTRACTS
------------------------------------------------------------------------------------------------
September 1999 Treasury Bond Put, Strike price 116,
  Expiration 08/21/99
  (cost of $3,123)                                                       223,700           2,901
September 1999 Treasury Bond Call, Strike price 124, expiration
  08/21/99
  (cost of $1,209)                                                        86,600             217
                                                                                      ----------
TOTAL OPTIONS (cost of $4,332)                                                             3,118
                                                                                      ----------
TOTAL INVESTMENTS (cost of $2,527,585) (k)                                             2,630,463
                                                                                      ----------

SHORT-TERM OBLIGATIONS - 1.1%                                              PAR
------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (l)
CA Irvine Improvement Bond Act of 1915,
  Series 1998,
  3.250% 9/2/23                                                         $    800             800
CA Newport Beach,
  Hoag Memorial Presbyterian Hospital:
  3.250% 10/1/22                                                             800             800
  Series 1996 A,
  3.250% 10/1/26                                                             200             200
CA State Educational Facilities Authority, Foundation for
  Educational Achievement,
  Series 1996,
  3.100% 7/1/26                                                              600             600
CA State Health Facilities Financing Authority, Sutter Health,
  Series A,
  3.250% 3/1/20                                                              600             600
FL Pinellas County Health Facilities Authority,
  Series 1985,
  3.400% 12/1/15                                                           2,600           2,600
IA State Finance Authority, Burlington Medical Center,
  Series 1997,
  3.300% 6/1/27                                                            2,100           2,100
ID State Health Facilities Authority, St. Lukes Regional Medical
  Facility,
  Series 1995,
  3.350% 5/1/22                                                            1,595           1,595
IL Health Facilities Authority, Central Dupage Hospital,
  3.350% 11/1/20                                                           4,470           4,470
IL State Development Finance Authority:
  Council for Jewish Elderly,
  Series 1995,
  3.250% 3/1/15                                                            3,600           3,600
  Ulhich Children's Home Project,
  3.250% 4/1/07                                                              100             100
IL State Educational Facilities Authority,
  3.250% 12/1/25                                                             650             650
IN Portage Economic Development Revision, Pedcor Investments:
  Series A,
  3.300% 8/1/30                                                              249             249
  Series B,
  3.300% 8/1/30                                                              350             350
IN State Hospital Equipment Finance Authority,
  Series A,
  3.300% 12/1/15                                                             100             100
LA State Offshore Terminal Authority, Loop, Inc.,
  3.300% 9/1/06                                                              500             500
MI Farmington Hills Hospital Finance Authority, Botsford General
  Hospital,
  Series 1991 B,
  3.350% 2/15/16                                                             500             500
MI Flint Hospital Building Authority, Hurley Medical Center,
  Series 1995 B,
  3.250% 7/1/15                                                              600             600
MS Perry County, Leaf River Forest Project,
  3.300% 3/1/02                                                            1,800           1,800
NC Craven County Industrial Facilities & Pollution Control
  Financing Authority, John Hancock Resource Recovery, Inc.,
  Series C,
  3.500% 5/1/11                                                              200             200
NM Farmington, Arizona Public Service Co., Four Corners Project,
  Series 1994 B,
  3.300% 9/1/24                                                              200             200
NY New York City General Obligation,
  Series B:
  3.300% 10/1/21                                                             500             500
  3.300% 10/1/22                                                           1,300           1,300
NY New York City Municipal Water Finance Authority,
  Series 1995 A,
  3.500% 6/15/25                                                             300             300
NY State Energy Research & Development Authority, Niagara Mohawk
  Power Corp.:
  Series 1985 A,
  3.500% 7/1/15                                                            1,000           1,000
  Series B,
  3.550% 7/1/27                                                              100             100
VA Campbell County Industrial Development Authority, Hadson Power
  No. 12,
  3.500% 4/1/15                                                              300             300
WA State Health Care Facilities Authority,
  3.500% 1/1/18                                                            3,400           3,400
WY Green River, Rhone-Poulenc, Inc.,
  Series 1992,
  3.450% 6/1/99                                                              400             400
                                                                                      ----------
TOTAL SHORT-TERM OBLIGATIONS                                                              29,914
                                                                                      ----------

OTHER ASSETS & LIABILITIES, NET - 0.5%                                                    14,382
------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                   $2,674,759
                                                                                      ==========

NOTES TO INVESTMENT PORTFOLIO

------------------------------------------------------------------------------------------------

(a) These securities have been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement date.
(b) This is a restricted security which was acquired on December 3, 1992 at a cost of $1,545.
    This security represents 0.1% of the Fund's net assets at May 31, 1999.
(c) This issuer is in default of certain debt covenants. Income is not being accrued.
(d) Zero coupon bond.
(e) Accrued interest accumulates in the value of the security and is payable at redemption. The value of this security represents fair value as determined under procedures approved by the
    Trustees.
(f) These securities are exempt from registration under Rule 144A of the Securities Act of 1933.
    These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 1999, the value of these securities amounted to
    $65,768 or 2.5 % of net assets.
(g) The Fund has been informed that each issuer has placed direct obligations of the U.S.
    Government in an irrevocable trust, solely for the payment of the principal and interest.
(h) This is a restricted security which was acquired on October 23, 1992 at a cost of $4,735.
    This security represents 0.2% of the Fund's net assets at May 31, 1999.
(i) These securities, or a portion thereof, with a total market value of $33,458, are being used to collateralize the delayed delivery purchases indicated in note (a) above.
(j) This is a restricted security which was acquired on March 22, 1994 at a cost of $1,350. This security represents 0.1% of the Fund's net assets at May 31, 1999.
(k) Cost for federal income tax purposes is $2,528,080.
(l) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of May 31, 1999.

               ACRONYM                                       NAME
------------------------------------------------------------------------------------------------
                 IFRN                             Inverse Floating Rate Note

See accompanying notes to financial statements.

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
May 31, 1999 (Unaudited)
(in thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $2,527,585)                             $2,630,463
Short-term obligations                                                 29,914
                                                                   ----------
                                                                    2,660,377
Cash                                                                    3,372
Receivable for:
  Interest                                                             47,524
  Investments sold                                                      5,485
  Fund shares sold                                                        895
Other                                                                     241
                                                                   ----------
                                                                       57,517
                                                                   ----------
    Total assets                                                    2,717,894

LIABILITIES
Payable for:
  Investments purchased                                                35,154
  Fund shares repurchased                                               3,966
  Distributions                                                         3,935
Accrued:
  Deferred Trustees fees                                                   47
Other                                                                      33
                                                                   ----------
    Total liabilities                                                  43,135
                                                                   ----------
Net assets                                                         $2,674,759
                                                                   ==========
CLASS A
Net asset value & redemption price per share
  ($2,336,402/172,524)                                             $    13.54(a)
                                                                   ----------
Maximum offering price per share ($13.54/0.9525)                   $    14.22(b)
                                                                   ----------
CLASS B
Net asset value & offering price per share
  ($333,517/24,628)                                                $    13.54(a)
                                                                   ----------
CLASS C
Net asset value & offering price per share
  ($4,840/357)                                                     $    13.54(a)
                                                                   ----------
COMPOSITION OF NET ASSETS
Capital paid in                                                    $2,569,104
Overdistributed net investment income                                  (6,897)
Accumulated net realized gain                                           9,674
Net unrealized appreciation                                           102,878
                                                                   ----------
                                                                   $2,674,759
                                                                   ==========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See accompanying notes to financial statements.

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the Six Months Ended May 31, 1999 (Unaudited)
(in thousands)

INVESTMENT INCOME
Interest                                                               $ 82,234

EXPENSES
Management fee                                                            7,042
Service fee                                                               3,439
Distribution fee - Class B                                                1,296
Distribution fee - Class C                                                   15
Transfer agent                                                            2,156
Bookkeeping fee                                                             362
Registration fee                                                             35
Custodian fee                                                                 8
Audit fee                                                                    34
Trustees fee                                                                 54
Reports to shareholders                                                      30
Legal fee                                                                   117
Other                                                                       191
                                                                       --------
Fees waived by the Distributor - Class C                                     (3)
                                                                       --------
    Total expenses                                                       14,776
                                                                       --------
Net investment income                                                    67,458
                                                                       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
PORTFOLIO POSITIONS
Net realized gain on:
  Investments                                                            18,399
  Closed futures contracts                                                2,152
                                                                       --------
    Net realized gain                                                    20,551
Net change in unrealized appreciation (depreciation) during
  the period on:
  Investments                                                           (83,486)
  Open futures contracts                                                    911
                                                                       --------
    Net change in unrealized depreciation                               (82,575)
                                                                       --------
Net loss                                                                (62,024)
                                                                       --------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $  5,434
                                                                       --------

See accompanying notes to financial statements.

------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN  NET ASSETS
------------------------------------------------------------------------------------------------------
(in thousands)
                                                                 (UNAUDITED)
                                                               SIX MONTHS ENDED             YEAR ENDED
                                                                   MAY 31,                 NOVEMBER 30,
INCREASE (DECREASE) IN NET ASSETS                                    1999                      1998
------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                             $   67,458                $  142,997
Net realized gain                                                     20,551                    68,982
Net unrealized appreciation (depreciation)                           (82,575)                   13,259
                                                                  ----------                ----------
    Net increase from operations                                       5,434                   225,238

DISTRIBUTIONS
From net investment income -- Class A                                (63,692)                 (130,227)
In excess of net investment income -- Class A                             --                    (3,173)
From net realized gains -- Class A                                   (40,194)                       --
From net investment income -- Class B                                 (7,800)                  (16,342)
In excess of net investment income -- Class B                             --                      (398)
From net realized gains -- Class B                                    (5,787)                       --
From net investment income -- Class C                                    (92)                      (36)
In excess of net investment income -- Class C                             --                        (1)
From net realized gains -- Class C                                       (29)                       --
                                                                  ----------                ----------
                                                                    (112,160)                   75,061
                                                                  ----------                ----------
FUND SHARE TRANSACTIONS
Receipt for shares sold -- Class A                                   392,337                   348,851
Value of distributions reinvested -- Class A                          63,999                    77,460
Cost of shares repurchased -- Class A                               (492,350)                 (572,684)
                                                                  ----------                ----------
                                                                     (36,014)                 (146,373)
                                                                  ----------                ----------
Receipt for shares sold -- Class B                                    11,309                    14,954
Value of distributions reinvested -- Class B                           8,432                     9,572
Cost of shares repurchased -- Class B                                (25,964)                  (59,859)
                                                                  ----------                ----------
                                                                      (6,223)                  (35,333)
                                                                  ----------                ----------
Receipt for shares sold -- Class C                                     3,949                     1,478
Value of distributions reinvested -- Class C                             105                        29
Cost of shares repurchased -- Class C                                   (574)                     (240)
                                                                  ----------                ----------
                                                                       3,480                     1,267
                                                                  ----------                ----------
    Net decrease from fund share transactions                        (38,757)                 (180,439)
                                                                  ----------                ----------
    Total decrease                                                  (150,917)                 (105,378)

NET ASSETS
Beginning of period                                                2,825,676                 2,931,054
                                                                  ----------                ----------
End of period (net of overdistributed net investment income
  of $6,897 and $2,771, respectively)                             $2,674,759                $2,825,676
                                                                  ==========                ==========
NUMBER OF FUND SHARES
Sold -- Class A                                                       28,483                    25,013
Issued for distributions reinvested -- Class A                         4,636                     5,556
Repurchased -- Class A                                               (35,726)                  (41,047)
                                                                  ----------                ----------
                                                                      (2,607)                  (10,478)
                                                                  ----------                ----------
Sold -- Class B                                                          820                     1,070
Issued for distributions reinvested -- Class B                           611                       687
Repurchased -- Class B                                                (1,883)                   (4,291)
                                                                  ----------                ----------
                                                                        (452)                   (2,534)
                                                                  ----------                ----------
Sold -- Class C                                                          285                       106
Issued for distributions reinvested -- Class C                             8                         2
Repurchased -- Class C                                                   (42)                      (17)
                                                                  ----------                ----------
                                                                         251                        91
                                                                  ----------                ----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1. INTERIM FINANCIAL STATEMENTS
In the opinion of management of Colonial Tax-Exempt Fund (the Fund), a series of Liberty Trust IV, formerly Colonial Trust IV, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at May 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
ORGANIZATION
The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income exempt from federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge and a 1.00% contingent deferred sales charge on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS
All income, expenses (other than the Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fees for Class B and Class C shares only.

FEDERAL INCOME TAXES
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS
The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILITES
MANAGEMENT FEE
Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each Fund's pro-rata portion of the combined average net assets of the Fund, Colonial Tax-Exempt Insured Fund and Colonial High Yield Municipal Fund as follows:

         AVERAGE NET ASSETS                     ANNUAL FEE RATE
         ------------------                     ---------------
First $1 billion                                     0.60%
Next $2 billion                                      0.55%
Next $1 billion                                      0.50%
Over $4 billion                                      0.45%

BOOKKEEPING FEE
The Advisor provides bookkeeping and pricing services for $27,000 per year plus a percentage of the Fund's average net assets as follows:

AVERAGE NET ASSETS                              ANNUAL FEE RATE
------------------                              ---------------
First $50 million                                  No charge
Next $950 million                                   0.035%
Next $1 billion                                     0.025%
Next $1 billion                                     0.015%
Over $3 billion                                     0.001%

TRANSFER AGENT
Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.13% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES
Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. During the six months ended May 31, 1999, the Fund has been advised that the Distributor retained net underwriting discounts of $686,871 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of none, $159,786 and $1,460, on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER
The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY
During the six months ended May 31, 1999, purchases and sales of investments, other than short-term obligations, were $438,567,272 and $529,492,564, respectively.

Unrealized appreciation (depreciation) at May 31, 1999, based on cost of investments for federal income tax purposes was approximately:

  Gross unrealized appreciation                                 $126,969,000
  Gross unrealized depreciation                                 (24,586,000)
                                                                ------------
  Net unrealized appreciation                                   $102,383,000
                                                                ============

OTHER
The Fund has greater than 10% of its net assets at May 31, 1999 invested in New York.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours or the temporary absence of a liquid market for either the instrument or the underlying securities or
(3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recognized in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 5. LINE OF CREDIT
The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended May 31, 1999.

-------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------
Selected data for a share of each class outstanding
throughout each period are as follows:
                                                                                         (UNAUDITED)
                                                                                SIX MONTHS ENDED MAY 31, 1999
                                                     --------------------------------------------------------------
                                                     CLASS A                    CLASS B                   CLASS C
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $14.110                    $14.110                   $14.110
                                                       -------                    -------                   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                    0.343                      0.291                     0.301(a)
Net realized and unrealized loss                        (0.318)                    (0.318)                   (0.318)
                                                       -------                    -------                   -------
    Total from Investment Operations                     0.025                     (0.027)                   (0.017)
                                                       -------                    -------                   -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                              (0.364)                    (0.312)                   (0.322)
From net realized gains                                 (0.231)                    (0.231)                   (0.231)
                                                       -------                    -------                   -------
    Total Distributions Declared to Shareholders        (0.595)                    (0.543)                   (0.553)
                                                       -------                    -------                   -------
NET ASSET VALUE, END OF PERIOD                         $13.540                    $13.540                   $13.540
                                                       -------                    -------                   -------
Total return (b)(c)                                      0.17%                    (0.21)%                   (0.13)%(d)
                                                       -------                    -------                   -------
RATIOS TO AVERAGE NET ASSETS
Operating expenses (e)(f)                                0.98%                      1.73%                     1.58%(a)
Net investment income (e)(f)                             4.97%                      4.22%                     4.37%(a)
Portfolio turnover (c)                                     16%                        16%                       16%
Net assets at end of period (in millions)              $ 2,336                    $   334                   $     5

(a) Net of fees waived by the Distributor which amounted to $0.010 per share and 0.15% annualized.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Not annualized.
(d) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(f) Annualized.

                                                            YEAR ENDED NOVEMBER 30
                                --------------------------------------------------------------------------------
                                                1998                                      1997
                                --------------------------------------------------------------------------------
                                CLASS A       CLASS B        CLASS C       CLASS A      CLASS B    CLASS C(a)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $13.750       $13.750        $13.750      $13.550      $13.550        $13.860
                                   -------       -------        -------      -------      -------        -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                0.713         0.605          0.627(b)     0.743        0.642          0.218(b)
Net realized and unrealized
  gain (loss)                        0.391         0.391          0.391        0.194        0.194         (0.114)(c)
                                   -------       -------        -------      -------      -------        -------
    Total from Investment
      Operations                     1.104         0.996          1.018        0.937        0.836          0.104
                                   -------       -------        -------      -------      -------        -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income          (0.726)       (0.621)        (0.642)      (0.737)      (0.636)        (0.214)
In excess of net investment
  income                            (0.018)       (0.015)        (0.016)        --           --             --
                                   -------       -------        -------      -------      -------        -------
    Total Distributions
      Declared to Shareholders      (0.744)       (0.636)        (0.658)      (0.737)      (0.636)        (0.214)
                                   -------       -------        -------      -------      -------        -------
NET ASSET VALUE, END OF PERIOD     $14.110       $14.110        $14.110      $13.750      $13.750        $13.750
                                   -------       -------        -------      -------      -------        -------
Total return (d)                     8.22%         7.40%          7.56%(j)     7.16%        6.37%          0.77%(e)(j)
                                   -------       -------        -------      -------      -------        -------
RATIOS TO AVERAGE NET ASSETS
Operating expenses (f)               0.95%         1.70%          1.55%(b)     0.98%        1.73%          1.59%(b)(g)
Interest expense                     (h)           (h)            (h)          --           --             --
Total expenses (f)                   0.95%         1.70%          1.55%(b)     0.98%        1.73%          1.59%(b)(g)
Net investment income (f)            5.08%         4.33%          4.48%(b)     5.45%        4.70%          4.76%(b)(g)
Portfolio turnover                     26%           26%            26%          39%          39%            39%
Net assets at end of period
  (in millions)                    $ 2,470       $   354        $     1      $ 2,551      $   380        $   (i)

(a) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(b) Net of fees waived by the Distributor which amounted to $0.021 per share and 0.15%.
(c) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the Fund.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g) Annualized.
(h) Rounds to less than 0.00%.
(i) Rounds to less than one million.
(j) Had the Distributor not waived a portion of expenses, total return would have been reduced.

                                                             YEAR ENDED NOVEMBER 30
                                ----------------------------------------------------------------------------------
                                          1996                          1995                        1994
                                --------------------------    --------------------------  ------------------------
                                  CLASS A        CLASS B        CLASS A        CLASS B      CLASS A      CLASS B
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                         $13.720        $13.720        $12.180        $12.180      $13.920      $13.920
                                    -------        -------        -------        -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                 0.756          0.656          0.771          0.673        0.795        0.695
Net realized and unrealized
  gain (loss)                        (0.171)        (0.171)         1.535          1.535       (1.744)      (1.744)
                                    -------        -------        -------        -------      -------      -------
    Total from Investment
      Operations                      0.585          0.485          2.306          2.208       (0.949)      (1.049)
                                    -------        -------        -------        -------      -------      -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income           (0.755)        (0.655)        (0.766)        (0.668)      (0.791)      (0.691)
                                    -------        -------        -------        -------      -------      -------
NET ASSET VALUE, END OF
  PERIOD                            $13.550        $13.550        $13.720        $13.720      $12.180      $12.180
                                    -------        -------        -------        -------      -------      -------
Total return (a)                      4.47%          3.70%         19.35%         18.47%      (7.08)%      (7.78)%
                                    -------        -------        -------        -------      -------      -------
RATIOS TO AVERAGE NET ASSETS
Expenses                              0.99%(b)       1.74%(b)       1.01%(b)       1.76%(b)     1.01%        1.76%
Net investment income                 5.61%(b)       4.86%(b)       5.82%(b)       5.07%(b)     6.00%        5.25%
Portfolio turnover                      40%            40%            41%            41%          56%          56%
Net assets at end of period
  (in millions)                     $ 2,818        $   427        $ 3,111        $   469      $ 2,858      $   440

(a) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(b) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

SEMIANNUAL REPORT: COLONIAL TAX-EXEMPT FUND

TRUSTEES & TRANSFER AGENT

ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board
and Chief Executive Officer, Shore Bank & Trust Company)

JOHN V. CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

THOMAS E. STITZEL
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ROBERT L. SULLIVAN
Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

--------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial Tax-Exempt Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor, Inc.
Performance Update.

--------------------------------------------------------------------------------
CHOOSE LIBERTY
--------------------------------------------------------------------------------

BECAUSE NO SINGLE INVESTMENT MANAGER CAN BE ALL THINGS TO ALL INVESTORS.(SM)

[Graphic Omitted]   Colonial has long been a recognized leader in fixed-income investing. In addition, Colonial has distinguished itself with both a traditional value and a more contemporary approach to equity investing.

[Graphic Omitted]   Crabbe Huson's contrarian investment style seeks long-term performance by investing in stocks from high-quality, out-of-favor companies. This risk-averse strategy capitalizes on the potential of these companies to regain market popularity.

[Graphic Omitted]   LAMCO brings institutional money management to individual
                    investors through a disciplined multi-manager investment process that seeks to deliver consistent long-term returns.

[Graphic Omitted]   A leader in Asian investing(TM), Newport has an unparalleled knowledge of Asian economies, business and culture.

[Graphic Omitted]   Stein Roe's growth management style emphasizes companies
                    with the ability to create, maintain and grow earnings in different market environments.

       BOSTON   o   CHICAGO   o   NEWYORK   o   PORTLAND   o   SAN FRANCISCO

That's why each of these affiliated managers has excelled in a particular investment style. These managers not only specialize in a distinct investment style, they hold a passion for their style along with a demonstrated track record.

Each of these managers is a member of the Liberty Financial Companies (NYSE: L), a diversified asset accumulation and management organization with approximately $61 billion in assets under management for more than 1.7 million investors. Many of the affiliated managers' products are offered by prospectus through Liberty Funds Distributor, Inc.

Ask your financial advisor to help you develop an investment strategy that blends the complementary disciplines of different managers into a well-balanced program tailored to your goals.

--------------------------------------------------------------------------------
COLONIAL TAX-EXEMPT FUND   SEMIANNUAL REPORT, MAY 31, 1999
--------------------------------------------------------------------------------

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       Visit us a www.libertyfunds.com

                                                   TE-03/286H-0699 (7/99) 99/801